Investments - Summary of Long -Term Investments (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 57,735	$ 35,257
Bottom of range
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Ownership interest on long-term investments (in percent)	0.00005	0.00006
Top of range
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Ownership interest on long-term investments (in percent)	0.0578	0.132
Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 18,707	$ 14,777
Ownership interest on long-term investments (in percent)	0.261	0.221
Lavoro Agro Limited
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 20,166	$ 0
Purchase of stock, price per share (USD per share) | $ / shares	$ 3.50
Consideration payable on acquisition	$ 8,200
Performance fees	15,500
Performance fees receivable	$ 3,500
Lavoro Agro Limited | Bottom of range | Forecast
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Purchase of stock, price per share (USD per share) | $ / shares	$ 3.50
Lavoro Agro Limited | Top of range | Forecast
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Purchase of stock, price per share (USD per share) | $ / shares	$ 10
KMP Growth Fund II (Cayman), LP (“KMP Growth Fund II”)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 8,917	$ 9,463
Ownership interest on long-term investments (in percent)	0.24	0.64
Lavoro Agro Fi Nas Cadeias Produtivas Agroindustriais Fiagro Direitos Creditorios
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 2,139	$ 4,427
Ownership interest on long-term investments (in percent)	0.0578	0.132
Patria Infra Energia Core FIP EM Infraestrutura
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 4,088	$ 4,184
Simba Fundo De Investimento Multimercado
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	1,038	0
Other investments
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 2,680	$ 2,406
Dr. Consulta Clinica Medica Ltda | KMP Growth Fund II (Cayman), LP (“KMP Growth Fund II”)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Ownership interest on long-term investments (in percent)	0.095	0.10
Zenkluh Servicos Ltda | KMP Growth Fund II (Cayman), LP (“KMP Growth Fund II”)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Ownership interest on long-term investments (in percent)	0.2823	0
Consorciei Participacoes SA | KMP Growth Fund II (Cayman), LP (“KMP Growth Fund II”)
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Ownership interest on long-term investments (in percent)	0.2235	0